BINGHAM DANA LLP
                               150 FEDERAL STREET
                        BOSTON, MASSACHUSETTS 02110-1726


                                 March 9, 1999


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

          Re: The Diversified Investors Funds Group -- filing relates only to Diversified Investors Stock Index Fund
               (File Nos. 33-61810 and 811-7674)

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, The Diversified Investors Funds Group, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 13 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment was filed via the EDGAR system on November 24, 1998.

     Please call the undersigned at (617) 951-8287 or Lea Anne Copenhefer at
(617) 951-8515, with any questions relating to this filing.


                                   Sincerely,
                                   /s/ Clint B. Davis
                                   Clint B. Davis